Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 1,928,782	R$ 284,087
Current	1,661,067	17,637
Non-current	267,715	266,450
Related parties
Disclosure of detailed information about borrowings [line items]
Total borrowings		10,523
Related parties | Bank borrowings - domestic
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis	113.00%
Maturity	March 2021
Total borrowings	R$ 0	10,523
Third Parties
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 1,928,782	273,564
Banco Nacional de México | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate	0.813%
Maturity	May 2022
Total borrowings	R$ 1,651,871	0
International Finance Corporation | Financial Institution
Disclosure of detailed information about borrowings [line items]
Interest rate, adjustment to basis	0.774%
Maturity	April 2023
Total borrowings	R$ 276,911	R$ 273,564
Interest payable period	6 months